Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statement of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income(loss)	$ (13,092,293)	$ 2,739,990	$ (5,144,715)
Adjustments to reconcile net income to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	11,992,091	(3,164,471)	3,050,722
Shares-based compensation	1,097,415
Impairment charge recognized			923,094
Due from intercompany and others		(38,561)	1,170,749
Accrued expenses and other current liabilities		467,648
Net cash provided by (used in) operating activities	(2,787)	4,606	(150)
Net (decrease)/increase in cash and cash equivalents	(2,787)	4,606	(150)
Cash and cash equivalents at beginning of the year	5,213	607	757
Cash and cash equivalents at end of the year	$ 2,426	$ 5,213	$ 607